CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Ordinary shares.	Additional paid-in capital	Accumulated deficits	Accumulated other comprehensive income /(loss)	Total
Beginning balance at Dec. 31, 2012	$ 236,575	$ 177,182,895	$ (141,940,509)	$ (1,912,415)	$ 33,566,546
Beginning balance, shares at Dec. 31, 2012	4,732,446,560
Share repurchase	$ (290)	(57,857)			(58,147)
Share repurchase, shares	(5,798,200)
Exercise of stock options	$ 200	46,200			46,400
Exercise of stock options, shares	4,000,000
Stock-based compensation expense		1,023,871			1,023,871
Currency translation adjustments of subsidiaries				(97,774)	(97,774)
Net loss			(34,427,734)		(34,427,734)
Ending balance at Dec. 31, 2013	$ 236,485	178,195,109	(176,368,243)	(2,010,189)	53,162
Ending balance, shares at Dec. 31, 2013	4,730,648,360
Exercise of stock options	$ 1,635	336,928			338,563
Exercise of stock options, shares	32,712,500
Stock-based compensation expense		600,995			600,995
Equity contribution from Shanda		5,405,317			5,405,317
Currency translation adjustments of subsidiaries				193,864	193,864
Net loss			(10,727,642)		(10,727,642)
Ending balance at Dec. 31, 2014	$ 238,120	184,538,349	(187,095,885)	(1,816,325)	$ (4,135,741)
Ending balance, shares at Dec. 31, 2014	4,763,360,860				4,763,360,860
Exercise of stock options	$ 413	84,562			$ 84,975
Exercise of stock options, shares	8,250,000
Stock-based compensation expense		281,944			281,944
Currency translation adjustments of subsidiaries				336,144	336,144
Net loss			(2,051,182)		(2,051,182)
Ending balance at Dec. 31, 2015	$ 238,533	$ 184,904,855	$ (189,147,067)	$ (1,480,181)	$ (5,483,860)
Ending balance, shares at Dec. 31, 2015	4,771,610,860				4,771,610,860